Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
3/31/2023	$ 2,238
3/31/2024	1,578
3/31/2025	1,289
3/31/2026	1,057
Total minimum annual rental payments, under non-cancelable lease agreements	$ 6,162